Note 5 - Prepaids and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information of prepayments and other assets [text block]
	2019	2018	2017

Sales tax recoverable and other current assets	$81,265	$85,658	$119,482
Research and development credit	-	1,905,593	1,287,539
Security deposits on leased properties	-	233,983	228,170
Prepaid expenses	750,000	711,385	322,536
	$831,265	$2,936,619	$1,957,727